Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.42650%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,486,088.96

Principal:
Principal Collections	$22,519,530.82
Prepayments in Full	$10,170,714.14
Liquidation Proceeds	$413,471.86
Recoveries	$20,064.02
Sub Total	$33,123,780.84
Collections	$34,609,869.80

Purchase Amounts:
Purchase Amounts Related to Principal	$212,521.51
Purchase Amounts Related to Interest	$546.34
Sub Total	$213,067.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,822,937.65

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,822,937.65
Servicing Fee	$627,419.88	$627,419.88	$0.00	$0.00	$34,195,517.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,195,517.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,195,517.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,195,517.77
Interest - Class A-3 Notes	$619,522.14	$619,522.14	$0.00	$0.00	$33,575,995.63
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$33,359,195.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,359,195.63
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$33,271,182.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,271,182.30
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$33,208,040.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,208,040.30
Regular Principal Payment	$30,296,921.46	$30,296,921.46	$0.00	$0.00	$2,911,118.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,911,118.84
Residual Released to Depositor	$0.00	$2,911,118.84	$0.00	$0.00	$0.00
Total		$34,822,937.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,296,921.46
Total					$30,296,921.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,296,921.46	$67.10	$619,522.14	$1.37	$30,916,443.60	$68.47
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$30,296,921.46	$19.28	$987,477.47	$0.63	$31,284,398.93	$19.91

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$445,165,607.58	0.9859703	$414,868,686.12	0.9188675
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$659,255,607.58	0.4194298	$628,958,686.12	0.4001544

Pool Information
Weighted Average APR	2.342%	2.333%
Weighted Average Remaining Term	37.71	36.88
Number of Receivables Outstanding	44,170	43,254
Pool Balance	$752,903,854.82	$719,102,317.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$693,394,786.94	$662,590,842.42
Pool Factor	0.4382384	0.4185637

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$56,511,474.82
Targeted Overcollateralization Amount	$90,143,631.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,143,631.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$485,299.25
(Recoveries)		106	$20,064.02
Net Loss for Current Collection Period			$465,235.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7415%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6424%
Second Prior Collection Period			0.4707%
Prior Collection Period			0.4881%
Current Collection Period			0.7585%
Four Month Average (Current and Prior Three Collection Periods)			0.5899%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2489	$10,191,390.66
(Cumulative Recoveries)			$1,157,611.98
Cumulative Net Loss for All Collection Periods			$9,033,778.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5258%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,094.57
Average Net Loss for Receivables that have experienced a Realized Loss			$3,629.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.17%	412	$8,424,374.58
61-90 Days Delinquent	0.17%	53	$1,242,954.94
91-120 Days Delinquent	0.04%	10	$269,859.80
Over 120 Days Delinquent	0.09%	27	$678,250.70
Total Delinquent Receivables	1.48%	502	$10,615,440.02

Repossession Inventory:
Repossessed in the Current Collection Period		28	$609,640.46
Total Repossessed Inventory		46	$940,779.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1550%
Prior Collection Period			0.1607%
Current Collection Period			0.2081%
Three Month Average			0.1746%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3047%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer